MORGAN STANLEY DEAN WITTER NATURAL RESOURCE       TWO WORLD TRADE CENTER,
DEVELOPMENT SECURITIES INC.                       NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1999

DEAR SHAREHOLDER:

During the six-month period ended August 31, 1999, financial markets around the world continued to experience volatility. After a peak in the domestic markets in mid-July, stock prices pulled back toward the end of the period amid concerns that the domestic economy was growing too fast. This concern was manifested in the two moves by the Federal Reserve Board in June and August that raised interest rates a total of 50 basis points while inflation remained low and the economy continued to grow.

NATURAL RESOURCES SECTOR OVERVIEW

Thus far in calendar year 1999 the natural resources sector has undergone dramatic changes. At the end of 1998 and into early 1999, disinflationary fundamentals prevailed, and the prospect of continued lower demand for basic commodities and energy left most share prices languishing. At the end of March, however, the world's major oil producers reached an agreement to curtail production. Oil prices responded by rising immediately and at period end had doubled from a low of $10.73 per barrel. Share prices were quick to follow in most cases, with drilling and oil services companies posting the greatest returns, partially reversing a record as 1998's worst-performing industries. Base-metal companies also fared well. Refiners have been the exception this year, because their share prices have remained more or less flat. Major consolidation activity continued as British Petroleum/ Amoco bid for Atlantic Richfield, Repsol for YPF, Devon for Pennzoil and Weyerhaueser for MacMillan-Bloedel.

Behind the rise in commodity prices is a recovery in demand driven by improving economic conditions across most of Asia, a region significant not only because of the potential size of its markets but because of its relatively high rates of growth prior to August 1997 and the expectation that some of this growth is back on track.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. LETTER TO THE SHAREHOLDERS AUGUST 31, 1999, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended August 31, 1999, Morgan Stanley Dean Witter Natural Resource Development Securities' Class B shares produced a total return of 33.40 percent, compared to 7.32 percent for the S&P 500 Composite Stock Price Index (S&P 500) and 42.95 percent for the Lipper Natural Resources Funds Average. For the same period, the Fund's Class A, C and D shares returned 33.89 percent, 33.33 percent and 34.05 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's underperformance relative to its Lipper peer group can be attributed to its strategy of diversifying its portfolio across a wide-range of natural-resource-related industries. During the period under review, the performance of the Lipper Average was dominated by funds focusing on the energy sector, which outperformed the broader natural resources sector. On August 31, 1999, the Fund's portfolio was diversified across a wide range of related industries, including metals, paper, natural gas transmission, integrated oil, chemicals and oil services.

LOOKING AHEAD

We interpret the Federal Reserve Board's recent rate increases in part as an acknowledgment of the recovery noted above. They may also signal the end of the disinflation of energy and commodity prices that has prevailed over the past two years. The Fund is positioned to continue to benefit from improvements in demand trends as markets worldwide proceed along what we believe to be a vigorous and synchronous pattern of growth.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. LETTER TO THE SHAREHOLDERS AUGUST 31, 1999, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Natural Resource Development Securities Inc. and look forward to continuing to serve your investment objectives.

Very truly yours,

  [CHARLES A. FIUMEFREDDO]                     [MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                          PRESIDENT

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE
DEVELOPMENT SECURITIES INC.
FUND PERFORMANCE AUGUST 31, 1999

                                               AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                               CLASS B SHARES+
   -------------------------------------------------------       -------------------------------------------------------
   PERIOD ENDED 8/31/99                                          PERIOD ENDED 8/31/99
   --------------------------------                              --------------------------------
   1 Year                            42.15%(1)   34.69%(2)       1 Year                            41.14%(1)   36.41%(2)
   Since Inception (7/28/97)         (0.57) (1)  (3.11) (2)      5 Years                           10.50 (1)   10.23 (2)
                                                                 10 Years                           8.10 (1)    8.10 (2)

                      CLASS C SHARES++                                               CLASS D SHARES#
   -------------------------------------------------------       -------------------------------------------------------
   PERIOD ENDED 8/31/99                                          PERIOD ENDED 8/31/99
   --------------------------------                              --------------------------------
   1 Year                            40.93%(1)   39.93%(2)       1 Year                            42.44%(1)
   Since Inception (7/28/97)         (1.37) (1)  (1.37) (2)      Since Inception (7/28/97)         (0.33) (1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*  The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (88.4%)
           BASIC ENERGY (41.5%)
           CANADIAN OIL & GAS (1.3%)
 300,000   Gulf Canada Resources, Ltd. (Canada)*..................................................  $  1,200,000
  40,000   Petro-Canada (Canada)..................................................................       601,393
  50,000   Petro-Canada (ADR) (Canada)............................................................       750,000
 174,831   Ranger Oil Ltd. (Canada)...............................................................       808,593
                                                                                                    ------------
                                                                                                       3,359,986
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (22.5%)
  50,000   Atlantic Richfield Co..................................................................     4,396,875
  45,000   BP Amoco PLC (ADR) (United Kingdom)....................................................     5,045,625
  55,000   Chevron Corp...........................................................................     5,073,750
 117,131   Conoco, Inc. (Class B).................................................................     3,147,899
  60,000   Ente Nazionale Idrocarburi SpA (ADR) (Italy)...........................................     3,630,000
 115,000   Exxon Corp.............................................................................     9,070,625
  95,000   Mobil Corp.............................................................................     9,725,625
 132,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)..........................................     8,167,500
  90,000   Texaco, Inc............................................................................     5,715,000
  70,000   Unocal Corp............................................................................     2,931,250
                                                                                                    ------------
                                                                                                      56,904,149
                                                                                                    ------------
           NATURAL GAS (0.6%)
  70,000   KN Energy, Inc.........................................................................     1,426,250
                                                                                                    ------------
           OIL & GAS PRODUCTION (7.1%)
  50,000   Anadarko Petroleum Corp................................................................     1,700,000
  80,000   Apache Corp............................................................................     3,640,000
  70,000   Burlington Resources, Inc..............................................................     2,926,875
  55,000   Cabot Oil & Gas Corp. (Class A)........................................................     1,048,437
  25,000   Devon Energy Corp......................................................................       965,625
  40,000   Enron Oil & Gas Co.....................................................................       955,000
  10,000   Noble Affiliates, Inc..................................................................       310,000
  22,500   Nuevo Energy Co.*......................................................................       393,750
  80,000   Occidental Petroleum Corp..............................................................     1,735,000
  51,250   Santa Fe Snyder Corp...................................................................       499,688
  55,000   St. Mary Land & Exploration Co.........................................................     1,457,500
  71,500   Swift Energy Co.*......................................................................       902,688
 100,000   Vintage Petroleum, Inc.................................................................     1,431,250
                                                                                                    ------------
                                                                                                      17,965,813
                                                                                                    ------------
           OIL REFINING/MARKETING (4.3%)
  35,000   Pennzoil-Quaker State Co...............................................................       485,625
  60,000   Repsol S.A. (ADR) (Spain)..............................................................     1,252,500
  75,000   Sunoco, Inc............................................................................     2,442,188
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  75,000   Total S.A. (ADR) (France)..............................................................  $  4,879,688
  60,000   USX-Marathon Group.....................................................................     1,867,500
                                                                                                    ------------
                                                                                                      10,927,501
                                                                                                    ------------
           OIL/GAS TRANSMISSION (5.7%)
  25,000   Columbia Energy Group..................................................................     1,476,563
  70,000   El Paso Energy Corp....................................................................     2,559,375
 110,000   Enron Corp.............................................................................     4,606,250
 135,000   Williams Companies, Inc................................................................     5,568,750
                                                                                                    ------------
                                                                                                      14,210,938
                                                                                                    ------------

           TOTAL BASIC ENERGY.....................................................................   104,794,637
                                                                                                    ------------

           ENERGY DEVELOPMENT & TECHNOLOGY (18.6%)
           CONTRACT DRILLING (4.7%)
  35,000   Diamond Offshore Drilling, Inc.........................................................     1,338,750
  75,000   ENSCO International Inc................................................................     1,598,437
  30,000   Global Marine, Inc.*...................................................................       532,500
 100,000   Marine Drilling Company, Inc.*.........................................................     1,587,500
  65,000   Nabors Industries, Inc.................................................................     1,767,187
  35,000   Noble Drilling Corp.*..................................................................       861,875
  20,000   Patterson Energy, Inc.*................................................................       267,500
  25,000   Precision Drilling Corp. (Class A) (Canada)*...........................................       568,750
  88,500   R & B Falcon Corp.*....................................................................     1,139,437
  25,000   Santa Fe International Corp............................................................       659,375
  50,000   Transocean Offshore, Inc...............................................................     1,700,000
                                                                                                    ------------
                                                                                                      12,021,311
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.3%)
  95,000   Allegheny Teledyne Inc.................................................................     1,775,312
  65,000   AlliedSignal, Inc......................................................................     3,981,250
                                                                                                    ------------
                                                                                                       5,756,562
                                                                                                    ------------
           ELECTRIC UTILITIES (0.4%)
  30,000   Illinova Corp..........................................................................       956,250
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (11.2%)
  50,000   Baker Hughes Inc.......................................................................     1,700,000
  25,000   BJ Services Co.*.......................................................................       856,250
  60,000   Cooper Cameron Corp.*..................................................................     2,497,500
 110,000   Global Industries Ltd.*................................................................     1,223,750
 125,000   Halliburton Co.........................................................................     5,796,875
   5,000   National-Oilwell, Inc.*................................................................        85,000
  30,000   Petroleum Geo - Services ASA (ADR) (Norway)*...........................................       613,125
  83,200   Schlumberger, Ltd......................................................................     5,553,600
 170,000   Seitel Inc.............................................................................     1,657,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  30,000   Smith International, Inc.*.............................................................  $  1,400,625
  70,000   Stolt Comex Seaway, S.A. (United Kingdom)*.............................................       879,375
  30,000   Trico Marine Service, Inc.*............................................................       238,125
  90,000   Varco International, Inc.*.............................................................     1,113,750
  35,000   Veritas DGC Inc.*......................................................................       625,625
 116,500   Weatherford International, Inc.*.......................................................     4,150,313
                                                                                                    ------------
                                                                                                      28,391,413
                                                                                                    ------------
           TOTAL ENERGY DEVELOPMENT & TECHNOLOGY..................................................    47,125,536
                                                                                                    ------------

           METALS AND BASIC MATERIALS (28.3%)
           AGRICULTURAL CHEMICALS (0.8%)
 130,000   IMC Global, Inc........................................................................     2,071,875
                                                                                                    ------------
           ALUMINUM (2.3%)
  90,000   Alcoa, Inc.............................................................................     5,810,625
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.7%)
  45,000   Deere & Co.............................................................................     1,749,375
                                                                                                    ------------
           CONTAINERS/PACKAGING (1.8%)
  37,000   Sealed Air Corp.*......................................................................     2,173,750
  40,000   Temple-Inland, Inc.....................................................................     2,480,000
                                                                                                    ------------
                                                                                                       4,653,750
                                                                                                    ------------
           FOREST PRODUCTS (0.6%)
  35,000   Georgia-Pacific Group..................................................................     1,448,125
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.9%)
  34,200   Ingersoll-Rand Co......................................................................     2,175,975
                                                                                                    ------------
           MAJOR CHEMICALS (3.4%)
  25,000   Dow Chemical Co........................................................................     2,840,625
  43,769   Du Pont (E.I.) de Nemours & Co., Inc...................................................     2,773,860
  70,000   Monsanto Co............................................................................     2,874,375
                                                                                                    ------------
                                                                                                       8,488,860
                                                                                                    ------------
           METALS FABRICATIONS (0.5%)
  40,000   Reliance Steel & Aluminum Co...........................................................     1,325,000
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (1.9%)
 100,000   Broken Hill Proprietary Co., Ltd. (ADR) (Australia)....................................     2,162,500
 120,000   McDermott International, Inc...........................................................     2,707,500
                                                                                                    ------------
                                                                                                       4,870,000
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           OFFICE EQUIPMENT/SUPPLIES (1.3%)
  60,000   Avery Dennison Corp....................................................................  $  3,292,500
                                                                                                    ------------
           OTHER METALS/MINERALS (0.8%)
  40,000   Cyprus Amax Minerals Co................................................................       677,500
  70,000   Inco Ltd. (Canada).....................................................................     1,435,000
                                                                                                    ------------
                                                                                                       2,112,500
                                                                                                    ------------
           PAINTS/COATINGS (0.7%)
  30,000   PPG Industries, Inc....................................................................     1,801,875
                                                                                                    ------------
           PAPER (6.1%)
  50,000   Bowater, Inc...........................................................................     2,681,250
  50,000   Champion International Corp............................................................     2,750,000
  59,408   International Paper Co.................................................................     2,795,889
  80,000   Mead Corp..............................................................................     2,985,000
  80,000   Westvaco Corp..........................................................................     2,095,000
  50,000   Willamette Industries, Inc.............................................................     1,981,250
                                                                                                    ------------
                                                                                                      15,288,389
                                                                                                    ------------
           PRECIOUS METALS (1.6%)
 100,000   Barrick Gold Corp. (Canada)............................................................     1,937,500
  92,950   Stillwater Mining Co.*.................................................................     2,050,709
                                                                                                    ------------
                                                                                                       3,988,209
                                                                                                    ------------
           SPECIALTY CHEMICALS (1.5%)
 100,000   Engelhard Corp.........................................................................     1,993,750
 135,000   Olin Corp..............................................................................     1,915,313
                                                                                                    ------------
                                                                                                       3,909,063
                                                                                                    ------------
           STEEL/IRON ORE (3.4%)
  80,000   AK Steel Holding Corp..................................................................     1,680,000
 200,000   Bethlehem Steel Corp...................................................................     1,537,500
  90,000   British Steel PLC (ADR) (United Kingdom)...............................................     2,334,375
  45,000   Lone Star Technologies, Inc.*..........................................................       900,000
  80,000   USX-U.S. Steel Group...................................................................     2,160,000
                                                                                                    ------------
                                                                                                       8,611,875
                                                                                                    ------------

           TOTAL METALS & BASIC MATERIALS.........................................................    71,597,996
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $184,694,954).........................................................   223,518,169
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (6.7%)
           U.S. GOVERNMENT AGENCIES (a) (4.9%)
 $ 4,300   Federal Home Loan Banks 5.12% due 09/01/99..............................................  $ 4,300,000
   8,000   Federal National Mortgage Assoc. 5.20% due 09/07/99.....................................    7,993,067
                                                                                                     -----------

           TOTAL U.S. GOVERNMENT AGENCIES
           (IDENTIFIED COST $12,293,067)...........................................................   12,293,067
                                                                                                     -----------

           REPURCHASE AGREEMENT (1.8%)
   4,518   The Bank of New York 5.50% due 09/01/99 (dated 08/31/99; proceeds $4,518,908) (b)
             (IDENTIFIED COST $4,518,218)..........................................................    4,518,218
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $16,811,285)...........................................................   16,811,285
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $201,506,239) (C)........................................................   95.1%    240,329,454

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    4.9      12,481,561
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 252,811,015
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,216,351 U.S. Treasury Bond 10.75% due 05/15/03 valued at $1,441,170 and $2,238,091 U.S. Treasury Bond 10.625% due 08/15/15 valued at $3,167,413.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $49,676,855 and the aggregate gross unrealized depreciation is $10,853,640, resulting in net unrealized appreciation of $38,823,215.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $201,506,239).........................    $240,329,454
Cash.....................................................       6,817,599
Receivable for:
    Capital stock sold...................................       3,635,274
    Investments sold.....................................       2,250,598
    Dividends............................................         651,126
    Foreign withholding taxes reclaimed..................          64,156
Prepaid expenses and other assets........................          96,623
                                                             ------------
     TOTAL ASSETS........................................     253,844,830
                                                             ------------
LIABILITIES:
Payable for:
    Investments purchased................................         502,350
    Plan of distribution fee.............................         177,004
    Investment management fee............................         132,037
    Capital stock repurchased............................          88,511
Accrued expenses and other payables......................         133,913
                                                             ------------
     TOTAL LIABILITIES...................................       1,033,815
                                                             ------------
     NET ASSETS..........................................    $252,811,015
                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................................    $225,776,429
Net unrealized appreciation..............................      38,823,215
Accumulated undistributed net investment income..........         244,314
Accumulated net realized loss............................     (12,032,943)
                                                             ------------
     NET ASSETS..........................................    $252,811,015
                                                             ============
CLASS A SHARES:
Net Assets...............................................      $1,055,694
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE).................................................          77,665
     NET ASSET VALUE PER SHARE...........................          $13.59
                                                             ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)......................................          $14.34
                                                             ============
CLASS B SHARES:
Net Assets...............................................    $195,825,479
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE).................................................      14,640,893
     NET ASSET VALUE PER SHARE...........................          $13.38
                                                             ============
CLASS C SHARES:
Net Assets...............................................      $2,639,857
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE).................................................         197,606
     NET ASSET VALUE PER SHARE...........................          $13.36
                                                             ============
CLASS D SHARES:
Net Assets...............................................     $53,289,985
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR
  VALUE).................................................       3,900,560
     NET ASSET VALUE PER SHARE...........................          $13.66
                                                             ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $92,720 foreign withholding tax).........    $ 2,001,208
Interest...................................................        245,562
                                                               -----------

     TOTAL INCOME..........................................      2,246,770
                                                               -----------

EXPENSES
Plan of distribution fee (Class A shares)..................          1,268
Plan of distribution fee (Class B shares)..................        946,744
Plan of distribution fee (Class C shares)..................         11,122
Investment management fee..................................        678,911
Transfer agent fees and expenses...........................        159,948
Registration fees..........................................         45,792
Shareholder reports and notices............................         44,302
Professional fees..........................................         36,128
Directors' fees and expenses...............................         11,111
Custodian fees.............................................         11,059
Other......................................................          3,662
                                                               -----------

     TOTAL EXPENSES........................................      1,950,047
                                                               -----------

     NET INVESTMENT INCOME.................................        296,723
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss..........................................       (378,298)
Net change in unrealized depreciation......................     55,633,379
                                                               -----------

     NET GAIN..............................................     55,255,081
                                                               -----------

NET INCREASE...............................................    $55,551,804
                                                               ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX    FOR THE YEAR
                                                     MONTHS ENDED      ENDED
                                                      AUGUST 31,    FEBRUARY 28,
                                                         1999           1999
--------------------------------------------------------------------------------
                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss).....................    $    296,723   $   (318,999)
Net realized loss................................        (378,298)   (10,954,030)
Net change in unrealized
  appreciation/depreciation......................      55,633,379    (56,429,019)
                                                     ------------   ------------

     NET INCREASE (DECREASE).....................      55,551,804    (67,702,048)
                                                     ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares...................................         --              (5,526)
Class B shares...................................         --          (2,604,507)
Class C shares...................................         --             (14,135)
Class D shares...................................         --            (114,256)
                                                     ------------   ------------

     TOTAL DISTRIBUTIONS.........................         --          (2,738,424)
                                                     ------------   ------------

Net increase (decrease) from capital stock
  transactions...................................      32,308,890    (52,899,959)
                                                     ------------   ------------

     NET INCREASE (DECREASE).....................      87,860,694   (123,340,431)

NET ASSETS:
Beginning of period..............................     164,950,321    288,290,752
                                                     ------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $244,314 AND A NET INVESTMENT LOSS
    OF $52,409, RESPECTIVELY)....................    $252,811,015   $164,950,321
                                                     ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding
$250 million and 0.50% to the portion of daily net assets exceeding
$250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $5,531,328 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representative may be reimbursed in the subsequent calendar year. For the six months ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $153,664 and $1,170, respectively and received $5,085 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $42,855,697 and $36,092,196, respectively.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

For the six months ended August 31, 1999, the Fund incurred brokerage commissions of $12,990 with DWR for portfolio transactions executed on behalf of the Fund. At August 31, 1999, the Fund's receivable for investments sold included unsettled trades with DWR of $603,230.

For the six months ended August 31, 1999, the Fund incurred $6,260 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $5,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregated pension costs for the six months ended August 31, 1999 included in Director's fees and expenses in the Statement of Operations amounted to $4,365. At August 31, 1999, the Fund had an accrued pension liability of $54,628 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At February 28, 1999, the Fund had a net capital loss carryover of approximately $6,384,000 which will be available through February 28, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $5,226,000 during fiscal 1999.

As of February 28, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                              FOR THE SIX                     FOR THE YEAR
                                                              MONTHS ENDED                        ENDED
                                                            AUGUST 31, 1999                 FEBRUARY 28, 1999
                                                       --------------------------      ---------------------------
                                                              (UNAUDITED)
                                                         SHARES        AMOUNT            SHARES         AMOUNT
                                                       ----------   -------------      -----------   -------------
CLASS A SHARES
Sold.................................................     383,763   $   4,562,581           87,666   $   1,046,452
Reinvestment of distributions........................      --            --                    383           5,103
Redeemed.............................................    (374,189)     (4,488,772)         (42,239)       (490,436)
                                                       ----------   -------------      -----------   -------------
Net increase - Class A...............................       9,574          73,809           45,810         561,119
                                                       ----------   -------------      -----------   -------------

CLASS B SHARES
Sold.................................................   7,844,732     100,588,116       10,150,338     129,276,569
Reinvestment of distributions........................      --            --                184,797       2,441,170
Redeemed.............................................  (7,912,453)   (102,264,897)     (15,417,509)   (191,663,575)
                                                       ----------   -------------      -----------   -------------
Net decrease - Class B...............................     (67,721)     (1,676,781)      (5,082,374)    (59,945,836)
                                                       ----------   -------------      -----------   -------------

CLASS C SHARES
Sold.................................................     419,669       5,316,901          448,875       5,948,277
Reinvestment of distributions........................      --            --                  1,001          13,228
Redeemed.............................................    (349,543)     (4,517,430)        (430,175)     (5,757,346)
                                                       ----------   -------------      -----------   -------------
Net increase - Class C...............................      70,126         799,471           19,701         204,159
                                                       ----------   -------------      -----------   -------------

CLASS D SHARES
Sold.................................................   3,086,103      42,529,711        1,402,605      15,983,255
Reinvestment of distributions........................      --            --                  8,305         110,702
Redeemed.............................................    (701,924)     (9,417,320)        (842,093)     (9,813,358)
                                                       ----------   -------------      -----------   -------------
Net increase - Class D...............................   2,384,179      33,112,391          568,817       6,280,599
                                                       ----------   -------------      -----------   -------------
Net increase (decrease) in Fund......................   2,396,158   $  32,308,890       (4,448,046)  $ (52,899,959)
                                                       ==========   =============      ===========   =============

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST

On July 29, 1999, the Trustees of the Fund and of Morgan Stanley Dean Witter Precious Metals and Minerals Trust ("Precious Metals") approved a reorganization plan ("the Plan") whereby Precious Metals would be merged into the Fund. The Plan is subject to the consent of Precious Metals' shareholders. If approved, the assets of Precious Metals would be combined with the assets of the Fund and shareholders of Precious Metals would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Precious Metals.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout the period:

                                                                                                      FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR       JULY 28, 1997*
                                                                MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999    FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $10.15             1$3.87              1$4.44
                                                                   ------              ----                ----

Income (loss) from investment operations:
   Net investment income....................................         0.06              0.03                0.04
   Net realized and unrealized gain (loss)..................         3.38             (3.61)              (0.10)
                                                                   ------              ----                ----

Total income (loss) from investment operations..............         3.44             (3.58)              (0.06)
                                                                   ------              ----                ----

Less distributions from net realized gain...................      --                  (0.14)              (0.51)
                                                                   ------              ----                ----

Net asset value, end of period..............................       $13.59             1$0.15              1$3.87
                                                                   ======              ====                ====

TOTAL RETURN+...............................................        33.89%(1)        (26.04)%             (0.22)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.15%(2)(3)       1.14 %(3)           1.11 %(2)

Net investment income.......................................         0.91%(2)(3)       0.56 %(3)           0.45 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,056              $691                $309

Portfolio turnover rate.....................................           18%(1)            26 %                67 %(1)

---------------------

  *    The date shares were first issued.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                          FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28
                                                          MONTHS ENDED      -----------------------------------------------------
                                                       AUGUST 31, 1999++     1999++     1998*++      1997      1996**      1995
                                                          (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................       $  10.03        $   13.81   $  13.34   $  12.70   $  10.77   $  11.82
                                                            --------        ---------   --------   --------   --------   --------

Income (loss) from investment operations:
   Net investment income (loss)......................           0.01            (0.04)     (0.02)     --          0.06       0.09
   Net realized and unrealized gain (loss)...........           3.34            (3.60)      2.18       2.66       2.53      (0.24)
                                                            --------        ---------   --------   --------   --------   --------

Total income (loss) from investment operations.......           3.35            (3.64)      2.16       2.66       2.59      (0.15)
                                                            --------        ---------   --------   --------   --------   --------

Less dividends and distributions from:
   Net investment income.............................       --                 --          (0.01)     (0.02)     (0.04)     (0.12)
   Net realized gain.................................       --                  (0.14)     (1.68)     (2.00)     (0.62)     (0.78)
                                                            --------        ---------   --------   --------   --------   --------

Total dividends and distributions....................       --                  (0.14)     (1.69)     (2.02)     (0.66)     (0.90)
                                                            --------        ---------   --------   --------   --------   --------

Net asset value, end of period.......................       $  13.38        $   10.03   $  13.81   $  13.34   $  12.70   $  10.77
                                                            ========        =========   ========   ========   ========   ========

TOTAL RETURN+........................................          33.40%(1)       (26.60)%    16.93 %    20.88%     24.32%     (1.26)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................           1.91%(2)(3)      1.90 %(3)     1.80 %     1.84%     1.90%     1.90 %

Net investment income (loss).........................           0.15%(2)(3)     (0.20)%(3)    (0.15)%     0.05%     0.52%     0.77 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............       $195,825         $147,527   $273,333   $247,989   $152,661   $132,812

Portfolio turnover rate..............................             18%(1)           26 %       67 %      156%        49%        59 %

---------------------

  *    Prior to July 28, 1997, the Fund issued one class of shares.
       All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through
       reinvestment of dividends and capital gains distributions
       (collectively the Old Shares)), have been designated
       Class B shares. The Old Shares have been designated Class
       D shares.
  **   Year ended February 29.
  ++   The per share amounts were computed using an average number of shares outstanding during the period.
  +    Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3)   Reflects overall Fund ratios for investment income and
       non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                      FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR       JULY 28, 1997*
                                                                MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999    FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $10.02             $13.81              $14.44
                                                                   ------             ------              ------

Income (loss) from investment operations:
   Net investment income (loss).............................         0.01              (0.02)              (0.02)
   Net realized and unrealized gain (loss)..................         3.33              (3.63)              (0.10)
                                                                   ------             ------              ------

Total income (loss) from investment operations..............         3.34              (3.65)              (0.12)
                                                                   ------             ------              ------

Less distributions from net realized gain...................      --                   (0.14)              (0.51)
                                                                   ------             ------              ------

Net asset value, end of period..............................       $13.36             $10.02              $13.81
                                                                   ======             ======              ======

TOTAL RETURN+...............................................        33.33%(1)         (26.67)%             (0.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.91%(2)(3)        1.90 %(3)           1.87 %(2)

Net investment income (loss)................................         0.15%(2)(3)       (0.20)%(3)          (0.23)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $2,640             $1,278              $1,488

Portfolio turnover rate.....................................           18%(1)             26 %                67 %(1)

---------------------

  *    The date shares were first issued.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                      FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR       JULY 28, 1997*
                                                                MONTHS ENDED           ENDED              THROUGH
                                                              AUGUST 31, 1999    FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $ 10.19             $ 13.89              $ 14.44
                                                                  -------             -------              -------

Income (loss) from investment operations:
   Net investment income....................................         0.08                0.05                 0.07
   Net realized and unrealized gain (loss)..................         3.39               (3.61)               (0.11)
                                                                  -------             -------              -------

Total income (loss) from investment operations..............         3.47               (3.56)               (0.04)
                                                                  -------             -------              -------

Less distributions from net realized gain...................      --                    (0.14)               (0.51)
                                                                  -------             -------              -------

Net asset value, end of period..............................      $ 13.66             $ 10.19              $ 13.89
                                                                  =======             =======              =======

TOTAL RETURN+...............................................        34.05%(1)          (25.86)%              (0.08)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.91%(2)(3)         0.90 %(3)            0.84 %(2)

Net investment income.......................................         1.15%(2)(3)         0.80 %(3)            0.82 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $53,290             $15,454              $13,161

Portfolio turnover rate.....................................           18%(1)              26 %                 67 %(1)

---------------------

  * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
  ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

David F. Myers
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
NATURAL RESOURCE
DEVELOPMENT
SECURITIES

[GRAPHIC]

SEMIANNUAL REPORT
AUGUST 31, 1999